Commissions Expense	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Commissions Expense
31.	COMMISSIONS EXPENSE

Description	12/31/2018	12/31/2017
Commissions related to transactions of debt securities	289	447
Commissions paid ATM exchange	390,891	466,598
Checkbooks commissions and compensating clearing houses	214,680	226,737
Commissions Credit cards and foreign trade	324,185	419,902

	930,045	1,113,684